Note 6 - Allowance for Loan Losses and Credit Quality Information (Details) - Non-Accrual Loans - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Note 6 - Allowance for Loan Losses and Credit Quality Information (Details) - Non-Accrual Loans [Line Items]
Non-accrual loans	$ 4,181	$ 10,920	$ 17,500
1-4 Family Porfolio Segment[Member]
Note 6 - Allowance for Loan Losses and Credit Quality Information (Details) - Non-Accrual Loans [Line Items]
Non-accrual loans	1,655	1,564
Commercial Real Estate Portfolio Segment [Member] | Residential Developments [Member]
Note 6 - Allowance for Loan Losses and Credit Quality Information (Details) - Non-Accrual Loans [Line Items]
Non-accrual loans	1,462	8,483
Commercial Real Estate Portfolio Segment [Member] | Commercial Real Estate Other [Member]
Note 6 - Allowance for Loan Losses and Credit Quality Information (Details) - Non-Accrual Loans [Line Items]
Non-accrual loans	232	267
Consumer Portfolio Segment [Member]
Note 6 - Allowance for Loan Losses and Credit Quality Information (Details) - Non-Accrual Loans [Line Items]
Non-accrual loans	786	486
Commercial Portfolio Segment [Member] | Construction Loans [Member]
Note 6 - Allowance for Loan Losses and Credit Quality Information (Details) - Non-Accrual Loans [Line Items]
Non-accrual loans	0	80
Commercial Portfolio Segment [Member] | Commercial Business Other [Member]
Note 6 - Allowance for Loan Losses and Credit Quality Information (Details) - Non-Accrual Loans [Line Items]
Non-accrual loans	$ 46	$ 40